Consolidated Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (9,188,596)	$ (377,893)	$ (1,853,791)	$ (576,911)	$ (4,631,871)	$ (13,820,468)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	0	847	586	3,372	18,371	18,371
Other noncash adjustments	92,500	0	(92)	0	5,752	98,252
Stock based compensation	503,355	0	287,927	0	287,927	791,282
Noncash interest expense on notes payable	55,530	0				55,530
Noncash interest expense on convertible notes payable	0	69,754	82,147	118,657	441,253	441,253
Noncash interest expense on notes payable to related party	0	18,369	25,599	37,211	142,057	142,057
Repayment of accrued interest to related party	0	0	(98,288)	0	(98,288)	(98,288)
Non cash expense for issuance of warrants	7,056,818	0				7,056,818
Issuance of common stock for services	51,750	0	0	1	253	52,003
(Increase) decrease in:
Prepaid expenses and other current assets	(11,288)	2,187	(16,321)	648	(19,629)	(30,917)
Other Assets	0	0	(10,062)	0	(10,062)	(10,062)
Increase (decrease) in:
Accounts payable	(210,614)	45,038	56,343	139,878	314,769	104,155
Accrued expenses and other liabilities	9,108	(24,560)	91,332	22,508	140,840	149,948
Net cash used in operating activities	(1,641,437)	(266,258)	(1,434,620)	(254,636)	(3,408,628)	(5,050,065)
Cash flows from investing activities:
Purchases of property and equipment	0	0	0	0	(19,053)	(19,053)
Net cash used in investing activities	0	0	0	0	(19,053)	(19,053)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants	2,715,403	0	2,000,000	0	2,000,000	4,715,403
Repayment of notes payable to related party	0	0	(275,200)	0	(275,200)	(275,200)
Proceeds from issuance of notes payable to related party	0	0	0	0	275,200	275,200
Proceeds from issuance of convertible notes payable to related party	0	0	0	0	105,000	105,000
Proceeds from issuance of convertible notes payable	0	250,000	250,000	235,000	1,880,000	1,880,000
Proceeds from issuance of notes payable	1,000,000	0				1,000,000.00
Net cash provided by financing activities	3,715,403	250,000	1,974,800	235,000	3,985,000	7,700,403
Net increase in cash and cash equivalents	2,073,966	(16,258)	540,180	(19,636)	557,319	2,631,285
Cash and cash equivalents, beginning of period	557,319	17,139	17,139	36,775	0	0
Cash and cash equivalents, end of period	2,631,285	881	557,319	17,139	557,319	2,631,285
Supplemental disclosure of cash flow information and non-cash financing activities
Interest	0	0	98,288	0	98,288	98,288
Income taxes	0	0	0	0	0	0
Debt with warrants issued for promissory note receivable	0	0	1,000,000	0	1,000,000	1,000,000
Exchange of convertible notes and related accrued interest for common stock	$ 0	$ 0	$ 2,470,022	$ 0	$ 2,470,022	$ 2,470,022